CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (6,413)	$ (4,745)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	1,388	1,070
Depreciation	237	116
Severance pay, net	26	61
Gain for the sale of Evogene shares	(1,453)
Change in fair value of exchange option and embedded derivatives within research and development arrangements	(467)	(1,313)
Amortization of the cash consideration of the research and development funding arrangements	(104)	(44)
Change in the fair value of liability with respect to outstanding options to non-employee	(104)
Increase in other accounts receivable and prepaid expenses	(105)	(123)
Decrease (increase) in long-term prepaid expenses	100	(400)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	581	(165)
Net cash used in operating activities	(6,314)	(5,543)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	3,215	16,525
Investment in short-term bank deposits	(15,015)	(13,107)
Decrease (increase) in long-term lease deposits	37	(51)
Purchase of property and equipment	(102)	(315)
Proceeds from sale of investment in Evogene	1,407
Net cash provided by (used in) investing activities	(10,458)	3,052
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	7,324	3,663
Proceeds from research and development funding arrangement	5,000
Proceeds from exercise of options	1,168	1,769
Net cash provided by financing activities	13,492	5,432
Increase (decrease) in cash and cash equivalents	(3,280)	2,941
Cash and cash equivalents at the beginning of the period	16,374	5,846
Cash and cash equivalents at the end of the period	13,094	8,787
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	$ 111